Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 1,449	$ 1,295	$ 1,016
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax benefit of ($22), ($4) and ($5) for the years ended December 31, 2016, 2015 and 2014, respectively	(300)	(58)	(130)
Change in fair value of available-for-sale securities	134	(81)	55
Change in fair value or discontinuance of net investment hedge, net of tax expense of $7 for the year ended December 31, 2014	0	0	21
Comprehensive income from equity method investment	0	2	0
Comprehensive income from equity method investment
Employee benefit plan net gains (losses), net of tax expense (benefit) of $7 and ($78) for the years ended December 31, 2016 and 2014, respectively	10	(5)	(117)
Other comprehensive income (loss)	(156)	(142)	(171)
Comprehensive income	1,293	1,153	845
Comprehensive income attributable to non-controlling interest	(27)	(21)	(35)
Comprehensive income attributable to IntercontinentalExchange Group, Inc.	$ 1,266	$ 1,132	$ 810